Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Basis for consolidation

A. Basis for Consolidation

  Business combinations

ICL implements the acquisition method to all business combinations. The acquisition date is the date on which the acquirer obtains control over the acquiree. Control exists when ICL is exposed or has rights to variable returns from its involvement with the acquiree and it could affect those returns through its power over the acquiree. Substantive rights held by ICL and others are considered when assessing control.

ICL recognizes goodwill on acquisition according to the fair value of the consideration transferred including any amounts recognized in respect of non-controlling interest in the acquiree as well as the fair value at the acquisition date of any pre-existing equity right of ICL in the acquiree, less the net amount of the identifiable assets acquired, and the liabilities assumed.

Costs associated with the acquisition that were incurred by ICL in a business combination such as finder’s fees, advisory, legal, valuation and other professional or consulting fees, other than those associated with an issue of debt or equity instruments connected to the business combination, are expensed in the period the services are received.

2. Subsidiaries

Subsidiaries are entities controlled by ICL. The financial statements of the subsidiaries are included in the consolidated financial statements from the date control commenced until the date control ceases to exist. The accounting policies of subsidiaries have been changed when necessary to align them with the accounting policies adopted by ICL.

  Structured entities

ICL operates with structured entities for purposes of securitization of financial assets. ICL has no direct or indirect holdings in the shares of the structured entities. A structured entity is included in the financial statements where it is controlled by the Company.

  Non-controlling interests

Non-controlling interests comprise of the subsidiary's equity that cannot be attributed, directly or indirectly, to the parent company and they include additional components such as: the equity component of convertible debentures of subsidiaries, share-based payments that will be settled with equity instruments of subsidiaries and share options of subsidiaries.

Measurement of non-controlling interests on the date of the business combination – Non‑controlling interests that are instruments that give rise to a present ownership interest and entitle the holder to a share of net assets in the event of liquidation (for example: ordinary shares), are measured at the date of the business combination at either fair value, or at their proportionate interest in the identifiable assets and liabilities of the acquiree, on a transaction-by-transaction basis.

Note 3 - Significant Accounting Policies (cont’d)

A. Basis for Consolidation (cont’d)

  Non-controlling interests (cont’d)

Allocation of profit or loss and other comprehensive income to the shareholders - Profit or loss and any part of other comprehensive income are allocated to the owners of the Company and the non-controlling interests. Total profit or loss and other comprehensive income is allocated to the owners of the Company and the non-controlling interests even if the result is a negative balance of non-controlling interests

Transactions with non-controlling interests, while retaining control - Transactions with non-controlling interests while retaining control are accounted for as equity transactions. Any difference between the consideration paid or received and the change in non‑controlling interests is included in the share of the owners of the Company directly in a separate category in equity.

The amount of the adjustment to non-controlling interests - For an increase in the holding rate, according to the proportionate share acquired from the balance of non-controlling interests in the consolidated financial statements prior to the transaction. For a decrease in the holding rate, according to the proportionate share realized by the owners of the subsidiary in the net assets of the subsidiary, including goodwill. Furthermore, when the holding rate of the subsidiary changes, while retaining control, the Company re-attributes the accumulated amounts that were recognized in other comprehensive income to the owners of the Company and the non-controlling interests.

  Loss of control

Upon the loss of control, ICL derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. If ICL retains any interest in the previous subsidiary, then such interest is measured at fair value at the date that control is lost. The difference between the sum of the proceeds and fair value of the retained interest, and the derecognized balances is recognized in profit or loss under other income or other expenses. Subsequently the retained interest is accounted for as an equity-accounted investee or as a financial asset in accordance with the provisions of IFRS 9, depending on the level of influence retained by ICL in the relevant company. The amounts recognized in capital reserves through other comprehensive income with respect to the same subsidiary are reclassified to profit or loss or to retained earnings.

  Transactions eliminated in consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements. Unrealized gains arising from transactions with associates and joint ventures are eliminated against the investment to the extent of ICL’s interest in these investments. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

Note 3 - Significant Accounting Policies (cont’d)

A. Basis for Consolidation (cont’d)

  Investment in associates and joint ventures

Associates are those entities in which ICL has significant influence, but not control or joint control, over the financial and operating policies. There is a rebuttable presumption that significant influence exists when a company holds between 20% and 50% of another entity. In assessing significant influence, potential voting rights that are currently exercisable or convertible into shares of the investee are considered.

Joint ventures are joint arrangements in which ICL has rights to the net assets of the arrangement. Associates and joint ventures are accounted for using the equity method (equity accounted investees) and are recognized initially at cost. The cost of the investment includes transaction costs.

Foreign currency

B. Foreign Currency

  Transactions in foreign currency

Transactions in foreign currency are translated to the functional currency of the Company and each of its subsidiaries based on the exchange rate in effect on the dates of the transactions. Monetary assets and liabilities denominated in foreign currency on the report date are translated into the functional currency of the Company and each of its subsidiaries based on the exchange rate in effect on that date. Exchange rate differences in respect of monetary items are the difference between the net book value in the functional currency at the beginning of the year adjusted for effective interest and payments during the year, plus the payments during the year and the net book value in foreign currency translated based on the rate of exchange at the end of the year. Exchange rate differences deriving from translation into the functional currency are recognized in the consolidated statement of income.

Non‑monetary items denominated in foreign currency and measured in terms of historical cost are translated using the exchange rate at the date of the transaction.

  Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated to USD at exchange rates at the reporting date. The income and expenses of foreign operations are translated to USD at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income and are presented in equity in the foreign currency translation reserve (hereinafter –Translation Reserve).

When the foreign operation is a non-wholly-owned subsidiary of the Company, then the relevant proportionate share of the foreign operation translation difference is allocated to the non-controlling interests. When a foreign operation is disposed of such that control, significant influence or joint control is lost, the cumulative amount in the Translation Reserve related to that foreign operation is reclassified to profit or loss as a part of the gain or loss on disposal. Furthermore, when ICL’s interest in a subsidiary that includes a foreign operation changes, while retaining control in the subsidiary, a proportionate part of the cumulative amount of the translation difference that was recognized in other comprehensive income is reattributed to non-controlling interests.

Note 3 - Significant Accounting Policies (cont’d)

B. Foreign Currency (cont'd)

  Foreign operations (cont'd)

Generally, foreign currency differences from a monetary item receivable from or payable to a foreign operation, including foreign operations that are subsidiaries, are recognized in profit or loss in the consolidated financial statements. Foreign exchange gains and losses arising from a monetary item receivable from or payable to a foreign operation, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of a net investment in a foreign operation and are recognized in other comprehensive income and are presented within equity in the Translation Reserve.

Financial instruments

C. Financial Instruments

1. Non-derivative financial assets (IFRS9)

Initial recognition of financial assets:

ICL initially recognizes trade receivables and debt instruments issued on the date that they are originated. All other financial assets are recognized initially on the trade date at which ICL becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets:

Financial assets are derecognized when the contractual rights of ICL to the cash flows from the asset expire, or ICL transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When ICL retains substantially all the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: (1) amortized cost; (2) fair value through other comprehensive income – investments in debt instruments; (3) fair value through other comprehensive income – investments in equity instruments; or (4) fair value through profit or loss. Financial assets are not reclassified in subsequent periods unless, and only if, ICL changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

Note 3 - Significant Accounting Policies (cont’d)

C. Financial Instruments (cont'd)

1. Non-derivative financial assets (IFRS9) (cont'd)

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at fair value through profit or loss: (1) It is held within a business model whose objective is to hold assets so as to collect contractual cash flows; and (2) the contractual terms of the financial asset give rise to cash flows representing solely payments of principal and interest on the principal amount outstanding on specified dates.

In certain cases, on initial recognition of an equity investment that is not held for trading, ICL irrevocably elects to present subsequent changes in the investment’s fair value in other comprehensive income. This election is made on an investment-by-investment basis.

ICL has balances of trade and other receivables and deposits that are held within a business model whose objective is collecting contractual cash flows, which represent solely payments of principal and interest (for the time value and the credit risk). Accordingly, these financial assets are measured at amortized cost.

Subsequent measurement and gains and losses - Financial assets at fair value through profit or loss

These assets are subsequently measured at fair value. Net gains and losses, including any interest income or dividend income, are recognized in profit or loss (other than certain derivatives designated as hedging instruments).

Subsequent measurement and gains and losses - Investments in equity instruments at fair value through other comprehensive income

These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss, unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in other comprehensive income and are never reclassified to profit or loss.

Subsequent measurement and gains and losses - Financial assets at amortized cost

These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Note 3 - Significant Accounting Policies (cont’d)

C. Financial Instruments (cont'd)

  Non-derivative financial liabilities

Non-derivative financial liabilities include bank overdrafts, loans and borrowings from banks and others, marketable debt instruments, finance lease liabilities, and trade and other payables.

Initial recognition of financial liabilities:

ICL initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which ICL becomes a party to the contractual provisions of the instrument.

Subsequent Measurement of Financial Liabilities:

Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method.

Derecognition of financial liabilities:

Financial liabilities are derecognized when the obligation of ICL, as specified in the agreement, expires or when it is discharged or cancelled.

Change in terms of debt instruments:

An exchange of debt instruments having substantially different terms, between an existing borrower and lender is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability at fair value. Furthermore, a substantial modification of the terms of the existing financial liability or part of it, is accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability. In such cases the entire difference between the amortized cost of the original financial liability and the fair value of the new financial liability is recognized in profit or loss as financing income or expense.

The terms are substantially different if the discounted present value of the cash flows according to the new terms, including any commissions paid, less any commissions received and discounted using the original effective interest rate, is different by at least ten percent from the discounted present value of the remaining cash flows of the original financial liability. In addition to the aforesaid quantitative criterion, ICL examines, inter alia, whether there have also been changes in various economic parameters inherent in the exchanged debt instruments (e.g. linkage).

Note 3 - Significant Accounting Policies (cont’d)

C. Financial Instruments (cont'd)

  Non-derivative financial liabilities (cont'd)

Upon the swap of debt instruments with equity instruments, equity instruments issued at the extinguishment and de-recognition of all or part of a liability, are a part of “consideration paid” for purposes of calculating the gain or loss from de-recognition of the financial liability. The equity instruments are initially recognized at their fair value, unless fair value cannot be reliably measured – in which case the issued instruments are measured at the fair value of the derecognized liability. Any difference between the amortized cost of the financial liability and the initial measurement amount of the equity instruments is recognized in profit or loss under financing income or expenses.

Offset of financial instruments:

Financial assets and liabilities are offset, and the net amount presented in the statement of financial position when, and only when, ICL currently has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

  Derivative financial instruments

ICL holds derivative financial instruments in order to reduce exposure to foreign currency risks, risks with respect to commodity prices, marine shipping prices, and interest risks. Derivatives are recognized according to fair value and the attributable transaction costs are recorded in the statement of income as incurred. Changes in the fair value of the derivatives are recorded in the statement of income, except for derivatives used to hedge cash flows, as detailed below.

Cash flow hedges

Changes in the fair value of derivatives used to hedge cash flows, in respect of the effective portion of the hedge, are recorded through other comprehensive income directly in a hedging reserve. With respect to the non‑effective part, changes in the fair value are recognized in the statement of income. The amount accumulated in the capital reserve is reclassified and included in the statement of income in the same period as the hedged cash flows affected profit or loss under the same line item in the statement of income as the hedged item. Where the hedged item is a non-financial asset, the amount recorded in the capital reserve is transferred to the book value of the asset, upon recognition thereof.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss in the other comprehensive income and presented in the hedging reserve in equity remains there until the forecasted transaction occurs or is no longer expected to occur and then, will be reclassified to the profit or loss.

Note 3 - Significant Accounting Policies (cont’d)

C. Financial Instruments (cont’d)

  Derivative financial instruments (cont'd)

Economic hedge that does not meet the conditions of an accounting hedge

Changes in the fair value of derivatives that do not meet the conditions of an accounting hedge in accordance with IFRS, after the date of the initial recognition thereof, are recorded in the statement of income as financing income or expenses.

  CPI-linked assets and liabilities not measured at fair value

The value of index-linked financial assets and liabilities, which are not measured at fair value, is re-measured every period in accordance with the actual increase/ decrease in the CPI.

  Share capital

Ordinary shares

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares and share options are recognized as a deduction from equity, net of any tax effects.

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as an equity instrument are recognized as an asset in the statement of financial position. The costs are deducted from the equity upon the initial recognition of the equity instruments or are amortized as financing expenses in the statement of income when the issuance is no longer expected to take place.

Treasury shares

When share capital recognized as equity is repurchased by ICL, the amount of the consideration paid, which includes directly attributable costs, net of any tax effects, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity, and the resulting surplus on the transaction is carried to share premium, whereas a deficit on the transaction is deducted from retained earnings.

Property plant and Equipment

D. Property, plant and equipment

1. Recognition and measurement

Property, plant and equipment are presented at cost less accumulated depreciation and provision for impairment. The cost includes expenses that can be directly attributed to the acquisition of the asset after deducting the related amounts of government grants. The cost of assets that were self-constructed includes the cost of the materials and direct labor, as well as any additional costs that are directly attributable to bringing the asset to the required position and condition so that it will be able to function as management intended, as well as an estimate of the costs to dismantle and remove the items and to restore its location, where there is an obligation to dismantle and remove or to restore the site and capitalized borrowing costs. The cost of purchased software, which constitutes an inseparable part of operating the related equipment, is recognized as part of the cost of the equipment.

Spare parts for facilities are valued at cost determined based on the moving average method, after recording a write‑down in respect of obsolescence. The portion designated for current consumption is presented in the “inventories” category in the current assets section. Where significant parts of an item of property, plant and equipment (including costs of major periodic inspections) have different life expectancies, they are treated as separate items (significant components) of the property, plant and equipment.

Changes in a commitment to dismantle and remove items and to restore their location, except for changes stemming from the passage of time, are added to or deducted from the cost of the asset in the period in which they occur. The amount deducted from the cost of the asset does not exceed its book value and any balance is recognized immediately in profit or loss. Gains and losses on disposal of a property, plant or equipment item are determined by comparing the proceeds from disposal with the carrying amount of the asset and are recognized net in the income statement in other income or other expenses, as applicable.

The cost of replacing part of an item of property, plant and equipment and other subsequent costs are recognized as part of the book value of the item if it is expected that the future economic benefit inherent therein will flow to ICL and that its cost can be reliably measured. The book value of the part that was replaced is derecognized. Routine maintenance costs are charged to the statement of income as incurred.

  Subsequent Costs (after initial recognition)

The cost of replacing part of a fixed asset item and other subsequent expenses are capitalized if it is probable that the future economic benefits associated with them will flow to ICL and their cost can be measured reliably. The carrying amount of the replaced part of a fixed asset item is derecognized. The costs of day-to-day servicing are expensed as incurred.

Note 3 - Significant Accounting Policies (cont’d)

D. Property, plant and equipment (cont’d)

  Depreciation

Depreciation is a systematic allocation of the depreciable amount of an asset over its estimated useful life. The depreciable amount is the cost of the asset, or other amount substituted for cost, less its residual value. Depreciation of an item of property, plant and equipment begins when the asset is available for its intended use, that is, when it has reached the place and condition required in order that it can be used in the manner contemplated for it by Management.

Depreciation is recorded in the statement of income according to the straight-line method over the estimated useful life of each significant component of the property, plant and equipment items, since this most closely reflects the expected pattern of consumption of the future economic benefits embodied in the asset. Owned land is not depreciated.

The estimated useful life for the current period and comparative periods is as follows:

In Years

Land development, roads and structures	15-30
Facilities, machinery and equipment (1)	8-25
Dams and ponds (2)	20-40
Heavy mechanical equipment, train cars and tanks	5-15
Office furniture and equipment, motor vehicles, computer equipment and other	3-10
                      Mainly 25 years
                      Mainly 40 years

The Company reviews, at least at the end of every reporting year, the estimates regarding the depreciation method, useful lives and the residual value, and adjusts them if appropriate. Once every five years, the Company actively examines the useful lives of the main property, plant and equipment items and, if required, updates them. Over the years, the Company has succeeded in maintaining the useful lives of part of property, plant and equipment items – as a result of investments therein and other current, ongoing maintenance thereof.

Intangible assets

E. Intangible Assets

  Goodwill

Goodwill recorded consequent to the acquisition of subsidiaries is presented at cost less accumulated impairment charges, under intangible assets.

  Costs of exploration and evaluation of resources

Costs incurred in respect of exploration of resources and the evaluation thereof are recognized at cost less a provision for impairment, under intangible assets. The cost includes, inter‑alia, costs of performing research studies, drilling costs and activities in connection with assessing the technical feasibility with respect to the commercial viability of extracting the resources.

Note 3 - Significant Accounting Policies (cont’d)

E. Intangible Assets (cont'd)

  Research and development

Expenditures for research activities are expensed as incurred.

Development expenditures are recognized as intangible asset only if development costs can be measured reliably, the product or process is technically, and commercially feasible, future economic benefits are probable, and ICL has the intention and sufficient resources to complete development and to use or sell the asset. Other development expenditures costs are expensed as incurred. Subsequent to initial recognition, development expenditures are measured at cost less accumulated amortization and any accumulated impairment losses.

  Other intangible assets

Other intangible assets purchased by ICL, with a defined useful life, are measured according to cost less accumulated amortization and accumulated losses from impairment. Intangible assets with indefinite useful lives are measured according to cost less accumulated losses from impairment.

  Subsequent costs

Subsequent costs are recognized as an intangible asset only when they increase the future economic benefit inherent in the asset for which they were incurred. All other costs, including costs relating to goodwill or trademarks developed independently, are charged to the statement of income as incurred.

  Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset over its useful life. The amortizable amount is the cost of the asset less its residual value. Amortization is recorded in the statement of income according to the straight-line method from the date the assets are available for use, over the estimated useful economic life of the intangible assets, except for customer relationships and geological surveys, which are amortized according to the rate of consumption of the economic benefits expected from the asset based on cash flow forecasts. Goodwill and intangible assets having an indefinite lifespan are not amortized on a systematic basis but, rather, are examined at least once a year for impairment in value.

Internally generated intangible assets are not systematically amortized as long as they are not available for use, i.e. they are not yet on site or in working condition for their intended use. Accordingly, these intangible assets, such as development costs, are tested for impairment at least once a year, until such date as they are available for use.

Note 3 - Significant Accounting Policies (cont’d)

E. Intangible Assets (cont'd)

  Amortization (cont'd)

The estimated useful life for the current period and comparative periods is as follows:

In Years

Concessions – over the balance of the concession granted to the companies
Software costs	3-10
Trademarks	15-20
Customer relationships	15-25
Agreements with suppliers and non-competition agreement	10-15
Patents	7-20

Deferred expenses in respect of geological surveys are amortized over their useful life based on a geological estimate of the amount of the material that will be produced from the mining site.

The estimates regarding the amortization method and useful life are reviewed, at a minimum, at the end of every reporting year and are adjusted where necessary. ICL assesses the useful life of the customer relationships on an ongoing basis, based on an analysis of all the relevant factors and evidence, considering the experience the Company has with respect to recurring orders and churn rates and considering the future economic benefits expected to flow to the Company from these customer relationships.

ICL periodically examines the estimated useful life of an intangible asset that is not amortized, at least once a year, in order to determine if events and circumstances continue to support the determination that the intangible asset has an indefinite life.

Leased assets

F. Leased Assets

Leases, where ICL assumes substantially all the risks and rewards of ownership of the asset, are classified as financing leases. Upon initial recognition, the leased assets are measured, and a liability is recognized at an amount equal to the lower of its fair value or the present value of the future minimum lease payments. Subsequent to initial recognition, the asset is accounted for in accordance with the accounting policy applicable to that asset.

Other leases are classified as operating leases where the leased assets are not recognized in ICL’s statement of financial position. Payments under an operating lease are recorded in the statement of income on the straight-line method, over the period of the lease.

Inventories

G. Inventories

Inventories are measured at the lower of cost or net realizable value. The cost of the inventories includes the costs of purchasing the inventories and bringing it to its present location and condition. In the case of work in process and finished goods, the cost includes the proportionate part of the manufacturing overhead based on normal capacity. Net realization value is the estimated selling price in the ordinary course of business, after deduction of the estimated cost of completion and the estimated costs required to execute the sale.

The cost of the inventories of raw and auxiliary materials, maintenance materials, finished goods and goods in process, is determined mainly according to the “moving average” method. If the benefit from stripping costs (costs of removing waste produced as part of a mine's mining activities during its production stage) is attributable to inventories, the Company accounts for these stripping costs as inventories. In a case where the benefit is improved access to the quarry, the Company recognizes the costs as a non‑current addition to the asset, provided the criteria presented in IFRIC 20 are met. Inventories which are expected to be sold in a period of more than 12 months from the reporting date are presented as non-current inventories, as part of non-current assets.

Capitalization of borrowing costs

H. Capitalization of Borrowing Costs

A qualifying asset is an asset that requires a significant period of time to prepare for its intended use or sale. Specific and non-specific borrowing costs are capitalized to qualifying assets during the period required for their completion and establishment until the time when they are ready for their intended use. Other borrowing costs are charged to "financing expenses" in the statement of income as incurred.

Impairment

I. Impairment

  Non-derivative Financial assets

Provision for expected credit losses in respect of a financial asset at amortized cost, including trade receivables, will be measured at an amount equal to the full lifetime of expected credit losses. Expected credit losses are a probability-weighted estimate of credit losses. With respect to other debt instruments, provision for expected credit losses will be measured at an amount equal to 12-month expected credit losses, unless their credit risk has increased significantly since initial recognition. Provision for such losses in respect of a financial asset at amortized cost, will be presented net of the gross book value of the asset.

  Non-financial assets

In every reporting period, an examination is made with respect to whether there are signs indicating impairment in value of ICL’s non-financial assets, other than inventories and deferred tax assets. If such signs exist, the estimated recoverable amount of the asset is calculated. ICL conducts an annual examination, on the same date, of the recoverable amount of goodwill and intangible assets with indefinite useful lives or those that are not available for use – or more frequently if there are indications of impairment.

Note 3 - Significant Accounting Policies (cont’d)

  Impairment (cont'd)
  Non-financial assets (cont'd)

Assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets (the “cash-generating unit”). Goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash- generating units, the level of which is lower than the operating segment.

The recoverable amount of an asset or a cash- generating unit is the higher of its value in use or the net selling price (fair value less cost of disposal). When determining the value in use ICL discounts the anticipated future cash flows according to a discount rate that reflects the evaluations of the market's participants regarding the time value of money and the specific risks relating to the asset or to the cash- generating unit, in respect of which the future cash flows expected to derive from the asset or the cash- generating unit were not adjusted.

Assets of the Company's headquarters and administrative facilities do not produce separate cash flows and they serve more than one cash-producing unit. Such assets are allocated to cash‑producing units on a reasonable and consistent basis and are examined for impairment as part of the examination of impairment of the cash‑producing units to which they are allocated.

Impairment losses are recognized if the carrying amount of an asset or cash-producing unit in the books exceeds its estimated recoverable amount and are recognized in the statement of income. For operating segments that include goodwill, an impairment loss is recognized when the value of the operating segment in the books exceeds its recoverable value. Impairment losses recognized in respect of an operating segment are allocated first to reduce the carrying amount of its goodwill and then to reduce the carrying amounts of the other assets of that segment on a proportionate basis.

An impairment loss is allocated between the owners of the Company and the non-controlling interests on the same basis that the profit or loss is allocated.

A loss from impairment in value of goodwill recognized in previous periods is not reversible prospectively. A loss from impairment of other assets recognized in previous periods is examined in future periods to assess whether there are signs indicating that these losses have decreased or no longer exist. A loss from impairment of value is reversed if there is a change in the estimates used to determine the recoverable value, only if the book value of the asset, after reversal of the loss from impairment of value, does not exceed the book value, after deduction of depreciation or amortization, that would have been determined if the loss from impairment of value had not been recognized.

Note 3 - Significant Accounting Policies (cont’d)

  Impairment (cont'd)
  Investments in associates and joint ventures

An investment in an associate or joint venture is tested for impairment when objective evidence indicates there has been impairment.

ICL estimates the recoverable amount of the investment, which is the greater of its value in use and its net selling price. In assessing value in use of an investment in an associate or joint venture, ICL either estimates its share of the present value of estimated future cash flows that are expected to be generated by the associate or joint venture, including their cash flows from operations and their consideration from the final disposal of the investment, or estimates the present value of the estimated future cash flows that are expected to be derived from dividends that will be received and from the final disposal.

An impairment loss is recognized when the carrying amount of the investment, after applying the equity method, exceeds its recoverable amount, and it is recognized in the statements of income. An impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount of the investment after the impairment loss was recognized.

Employee benefits

J. Employee Benefits

ICL has several post-employment benefit plans. The plans are funded partly by deposits with insurance companies, financial institutions or funds managed by a trustee. The plans are classified as defined contribution plans and as defined benefit plans.

1. Defined contribution plans

A defined contribution plan is a post-employment benefit plan under which ICL pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts.

ICL’s obligation to make deposits in a defined contribution plan is recorded as an expense in the statement of income in the periods during which the employees provided the services. Contributions to a defined contribution plan, that are due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

2. Defined benefit plans

Defined benefit plans are retirement benefit plans that are not defined contribution plans.

ICL’s net obligation, regarding defined benefit plans for post-employment benefits, is calculated for each plan separately by estimating the future amount of the benefit to which an employee will be entitled as compensation for services in the current and past periods. The benefit is presented at present value after deducting the fair value of the plan assets. The discount rate for ICL companies operating in countries having a “deep” market wherein there is a high level of trading in corporate bonds is in accordance with the yield on the corporate bonds, including Israel. The discount rate for ICL companies operating in countries not having a market wherein there is a high level of trading in corporate bonds, as stated above, is in accordance with the yield on government bonds – the currency and redemption date of which are similar to the terms binding ICL. The calculations are performed by a qualified actuary using the projected unit credit method.

Note 3 - Significant Accounting Policies (cont’d)

J. Employee Benefits (cont’d)

2. Defined benefit plans (cont’d)

When a net asset is created for ICL, the asset is recognized up to the net present value of the available economic benefits in the form of a refund from the plan or by a reduction in future deposits to the plan. An economic benefit in the form of a refund from the plan or a reduction in future deposits will be considered available when it can be realized in the lifetime of the plan or after settlement of the obligation.

Costs in respect of past services are recognized immediately and without reference to whether the benefits have vested.

The movement in the net liability in respect of a defined benefit plan that is recognized in every accounting period in the statement of income is comprised of the following:

                      Current service costs – the increase in the present value of the liability deriving from employees’ service in the current period.
                      The net financing income (expenses) are calculated by multiplying the net defined benefit liability (asset) by the discount rate used for measuring the defined benefit liability, as determined at the beginning of the annual reporting period.
                      Exchange rate differences;
                      Past service costs and plan reduction – the change in the present value of the liability in the current period as a result of a change in post-employment benefits attributed to prior periods.

The difference, as at the date of the report, between the net liability at the beginning of the year plus the movement in profit and loss as detailed above, and the actuarial liability less the fair value of the fund assets at the end of the year, reflects the balance of the actuarial income or expenses recognized in other comprehensive income and is recorded in retained earnings. The current interest costs and return on plan assets are recognized as expenses and interest income in the respective financing category.

3. Other long-term employee benefits

Some of the Company’s employees are entitled to other long-term benefits that do not relate to a post-retirement benefit plan. Actuarial gains and losses are recorded directly to the statement of income in the period in which they arise.

In cases where the amount of the benefit is the same for every employee, without considering the years of service, the cost of the benefit is recognized when entitlement to the benefit is determined. The amount of these benefits is discounted to its present value in accordance with an actuarial evaluation.

Note 3 - Significant Accounting Policies (cont’d)

J. Employee Benefits (cont’d)

4. Early retirement pay

Early retirement pay is recognized as an expense and as a liability when ICL has clearly undertaken to pay it, without any reasonable chance of cancellation, in respect of termination of employees before they reach the customary age of retirement according to a formal, detailed plan. The benefits provided to employees upon voluntary retirement are charged when ICL proposes a plan to the employees encouraging voluntary retirement, it is expected that the proposal will be accepted, and it is possible to reliably estimate the number of employees that will accept the proposal. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value. The discount rate is the yield at the reporting date on high-quality, index-linked corporate debentures, the denominated currency of which is the payment currency and that have maturity dates approximating the terms of ICL’s obligations.

5. Short‑term benefits

Obligations for short-term employee benefits are measured on a non-discounted basis, and the expense is recorded at the time the service is provided or upon the actual absence of the employee when the benefit is not accumulated (such as maternity leave).

A provision for short-term employee benefits in respect of cash bonuses or profit-sharing plans is recognized for the amount expected to be paid, when ICL has a current legal or implied obligation to pay for the services provided by the employee in the past and it is possible to reliably estimate the obligation.

Classification of employee benefits as a short‑term employee benefit or a long‑term employee benefit (for measurement purposes) is determined based on ICL's expectation with respect to full utilization of the benefits and not based on the date on which the employee is entitled to utilize the benefit.

6. Share-based compensation

The fair value on the grant date of share-based compensation awards granted to employees is recognized as a salary expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards. The amount recognized as an expense in respect of share-based compensation awards that are conditional upon meeting vesting conditions that are service conditions and non-market performance conditions, is adjusted to reflect the number of awards that are expected to vest.

Provisions

K. Provisions

A provision is recognized when ICL has a present legal or implied obligation as the result of an event that occurred in the past, that can be reliably estimated and when it is expected that an outflow of economic benefits will be required in order to settle the obligation. The provisions are made by means of discounting of the future cash flows at a pre-tax interest rate reflecting the current market estimates of the time value of money and the risks specific to the liability, and without considering the Company’s credit risk. The book value of the provision is adjusted in every period in order to reflect the amount of time that has elapsed and is recognized as financing expenses. In rare cases where it is not possible to estimate the outcome of a potential liability, no provision is recorded in the financial statements.

ICL recognizes a reimbursement asset if, and only if, it is virtually certain that the reimbursement will be received if the Company settles the obligation. The amount recognized in respect of the reimbursement does not exceed the amount of the provision.

  Warranty

A provision for warranty is recognized when the products or services, in respect of which the warranty is provided, are sold. The provision is based on historical data and on a weighting of all possible outcomes according to their probability of occurrence.

  Provision for environmental costs

ICL recognizes a provision for an existing obligation for prevention of environmental pollution and anticipated provisions for costs relating to environmental restoration stemming from current or past activities.

Costs for preventing environmental pollution that increase the life expectancy or efficiency of a facility or decrease or prevent the environmental pollution are recorded as a provision, are capitalized to the cost of the property, plant and equipment and are depreciated according to the usual depreciation rates used by ICL.

  Restructuring

A provision for restructuring is recognized when ICL has approved a detailed and formal restructuring plan, and the restructuring either has commenced or has been announced publicly. The provision includes direct expenditures caused by the restructuring and necessary for the restructuring, and which are not associated with the continuing activities of ICL.

  Site restoration

In accordance with ICL’s environmental policy and applicable legal requirements, a provision for site restoration in respect of contaminated land, and the related expense, is recognized when the land is contaminated.

Note 3 - Significant Accounting Policies (cont’d)

K. Provisions (cont'd)

  Legal claims

A provision for legal claims is recognized when ICL has a present legal or constructive obligation as a result of an event that occurred in the past, if it is more likely than not that an outflow of economic resources will be required to settle the obligation and it can be reliably estimated. Where the time value is significant, the provision is measured based on its present value.

Revenue recognition

L. Revenue Recognition

Identifying a contract

ICL accounts for a contract with a customer only when the following conditions are met:

                      The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;
                     ICL can identify the rights of each party in relation to the goods or services that will be transferred;
                      ICL can identify the payment terms for the goods or services that will be transferred;
                     The contract has a commercial substance (i.e. the risk, timing and amount of the entity’s future cash flows are expected to change as a result of the contract); and
                      It is probable that the consideration, to which ICL is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of paragraph (e) above, ICL examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral. If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: ICL has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Combination of contracts

ICL combines two or more contracts entered into on the same date or on proximate dates with the same customer (or related parties of the customer) and accounts for them as one contract when one or more of the following conditions are met:

                      Negotiations were held on the contracts as one package with a single commercial purpose;
                     The amount of the consideration in one contract depends on the price or performance of a different contract; or
                      The goods or services promised in the contracts (or certain goods or services promised in each one of the contracts) are a single performance obligation.

Note 3 - Significant Accounting Policies (cont’d)

L. Revenue Recognition (cont'd)

Identifying performance obligations

On the contract’s inception date, ICL assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

                      Goods or services (or a bundle of goods or services) that are distinct; or
                     A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

ICL identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and ICL’s promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, ICL examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

An option that grants the customer the right to purchase additional goods or services constitutes a separate performance obligation in the contract only if the option grants to the customer a material right it would not have received without the original contract.

Determining the transaction price

The transaction price is the amount of the consideration to which ICL expects to be entitled in exchange for the goods or services promised to the customer, other than amounts collected for third parties. ICL considers the effects of all the following elements when determining the transaction price: variable consideration, the existence of a significant financing component, non-cash consideration, and consideration payable to the customer. As ICL does not engage in agreements with payment terms exceeding one year, it applies the practical expedient included in the standard to not separate a significant financing component where the difference between the time of receiving payment and the time of transferring the goods or services to the customer is one year or less.

Financing income and expenses

M. Financing Income and Expenses

Financing income includes income from interest on amounts invested, gains from derivative financial instruments recognized in the statement of income, and gains on the disposal of available-for-sale financial assets. Interest income is recognized as accrued, using the effective interest method.

Financing expenses include interest on loans received, changes in the time value of provisions, securitization transaction costs, losses from impairment or disposal of available for sale financial assets, losses from derivative financial instruments, changes due to the passage of time in liabilities in respect of defined benefit plans for employees less interest income deriving from plan assets of a defined benefit plan for employees and losses from exchange rate differences. Borrowing costs, which are not capitalized, are recorded in the income statement using the effective interest method.

Note 3 - Significant Accounting Policies (cont’d)

M. Financing Income and Expenses (cont'd)

Gains and losses from exchange rate differences and from derivative financial instruments are reported on a net basis, as financing income or financing expenses, based on the fluctuation in the exchange rates and based on their position (net gain or loss).

In the consolidated statements of cash flows, interest received and interest paid, are presented as part of cash flows from operating activities. Dividends paid are presented as part of cash flows from financing activities.

Taxes on income

N. Taxes on Income

Taxes on income include current and deferred taxes. Current tax and deferred tax are recognized in profit or loss unless they relate to a business combination or are recognized directly in equity or in other comprehensive income when they relate to items recognized directly in equity or in other comprehensive income.

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years and any tax arising from dividends. Current tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and there is intent to settle current tax liabilities and assets on a net basis or the tax assets and liabilities will be realized simultaneously.

A provision for uncertain tax positions, including additional tax and interest expenses, is recognized when it is more likely than not that ICL will have to use its economic resources to pay the obligation.

Recognition of deferred taxes relates to temporary differences between the book values of the assets and liabilities for purposes of financial reporting and their value for tax purposes. The Company does not recognize deferred taxes for the following temporary differences: initial recognition of goodwill, initial recognition of assets and liabilities for transactions that do not constitute a business combination and do not impact the accounting income and the income for tax purposes, as well as differences deriving from investments in subsidiaries, investee companies and associated companies that are presented according to equity method, if it is not expected that they will reverse in the foreseeable future and if ICL controls the date the provision will reverse, whether via sale or distribution of a dividend. The deferred taxes are measured according to the tax rates expected to apply to the temporary differences at the time they are realized, based on the law that was finally legislated or effectively legislated as at the date of the report.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their deferred tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized in the books when it is expected that in the future there will be taxable income against which the temporary differences can be utilized. Deferred tax assets are examined at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Note 3 - Significant Accounting Policies (cont’d)

N. Taxes on Income (cont'd)

Deferred taxes that were not recognized are re‑evaluated at every reporting date and are recognized if the expectation has changed such that it is expected that in the future there will be taxable income against which it will be possible to utilize them.

ICL could become liable for additional taxes in the case of distribution of intercompany dividends between ICL's companies. These additional taxes are not included in the financial statements as ICL's companies decided not to cause distribution of a dividend that involves additional taxes to the paying company in the foreseeable future. In cases where an investee company is expected to distribute a dividend involving additional tax, the Company records a reserve for taxes in respect of the said additional tax it is expected to incur due to distribution of the dividend. Additional income taxes that arise from the distribution of dividends by the Company are recognized when the liability to pay the related dividend is recognized. Deferred taxes in respect of intra-company transactions in the consolidated financial statements are recorded according to the tax rate applicable to the buying company.

Earnings per share

O. Earnings per share

ICL presents basic and diluted earnings per share data for its ordinary share capital. The basic earnings per share are calculated by dividing the income or loss attributable to the holders of the Company’s ordinary shares by the weighted-average number of ordinary shares outstanding during the year, after adjustment in respect of treasury shares. The diluted earnings per share are determined by adjusting the income or loss attributable to the holders of the Company’s ordinary shares and the weighted-average number of ordinary shares outstanding after adjustment in respect of treasury shares and for the effect of restricted shares and options for shares granted to employees.

Transactions with controlling shareholder

P. Transactions with controlling shareholder

Assets and liabilities included in a transaction with a controlling shareholder are measured at fair value on the date of the transaction. As the transaction is on the equity level, the Company includes the difference between the fair value and the consideration from the transaction in its equity.

Non-current assets and disposal groups held for sale

Q. Non-current assets and disposal groups held for sale

Non-current assets (or disposal groups composed of assets and liabilities) are classified as held for sale if it is highly probable that they will be recovered primarily through a sale transaction and not through continuing use. This applies also to when the Company is obligated to a sale plan that involves losing control over a subsidiary, whether the Company will retain any non-controlling interests in the subsidiary after the sale.

Immediately before classification as held for sale, the assets (or components of the disposal group) are remeasured in accordance with ICL’s accounting policies. Thereafter, the assets (or components of the disposal group) are measured at the lower of their carrying amount and fair value less costs to sell.

Note 3 - Significant Accounting Policies (cont’d)

Q. Non-current assets and disposal groups held for sale (cont'd)

Any impairment loss on a disposal group is initially allocated to goodwill, and then to remaining assets on pro rata basis, except that no loss is allocated to assets that are not in the scope of the measurement requirements of IFRS 5 such as: inventories, financial assets, deferred tax assets and employee benefit assets, which continue to be measured in accordance with ICL’s accounting policies. Impairment losses recognized on initial classification as held for sale, and subsequent gains or losses on remeasurement, are recognized in profit or loss. Gains are not recognized in excess of any cumulative impairment loss. In subsequent periods, depreciable assets classified as held for sale are not depreciated on a periodic basis.

New standards and interpretations not yet adopted

R. New Standards and Interpretations not yet adopted

IFRS 16, Leases (hereinafter – “IFRS 16” or the "standard")

IFRS 16 The standard replaces IAS 17, Leases and its related interpretations. The standard's instructions annul the existing requirement from lessees to classify leases as operating or finance leases. The new standard presents a unified model for the accounting treatment of all leases according to which the lessee has to recognize a right-of-use asset and a lease liability in its financial statements.

Manner of implementation and expected implementation

The standard will be implemented for annual periods starting on January 1, 2019. The Company plans to apply the transitional provision of recognizing a lease liability at the initial application date according to the present value of the future lease payments discounted at a group borrowing rate at that date, and concurrently recognizing a right-of-use asset at the same amount of the liability, adjusted for any repaid or accrued lease payments that were recognized as an asset or liability before the date of initial application. Therefore, application of the standard is not expected to influence the balance of retained earnings and equity at the date of initial application.

Main Expedients the Company elected:

                        Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of short-term leases of up to one year. Furthermore, not applying the requirement to recognize a right-of-use asset and a lease liability for leases that end within 12 months from the date of initial application.
                        Not separating non-lease components from lease components and instead accounting for all the lease components and related non-lease components as a single lease component.
                        Relying on a previous assessment of whether an arrangement contains a lease in accordance with current guidance, IAS 17, Leases, and IFRIC 4, Determining whether an Arrangement contains a Lease, with respect to agreements that exist at the date of initial application.
                        Not applying the requirement to recognize a right-of-use asset and a lease liability in respect of leases where the underlying asset has a low value.

Note 3 - Significant Accounting Policies (cont’d)

R. New Standards and Interpretations not yet adopted (cont'd)

IFRS 16, Leases (hereinafter – “IFRS 16” or the "standard") (cont'd)

For leases in which the Company is the lessee and which were classified before the date of initial application as operating leases, except for when the Company has elected to apply the standard’s expedients as aforesaid, the Company will recognize a right-of-use asset and a lease liability at initial application for all the leases that award it control over the use of identified assets for a specified period of time. Based on the assessment as at December 31, 2018, the changes in the initial application are expected to result in an increase of $280 million in the balance of right-of-use assets and in the balance of the lease liabilities. Accordingly, depreciation and amortization expenses will be recognized in respect of the right of use asset, and the need for recognizing impairment of the right-of-use asset will be examined in accordance with IAS 36. Furthermore, financing expenses will be recognized in respect of the lease liabilities. Therefore, as from the date of initial application, the lease payments relating to assets leased under an operating lease, will be recognized as a right-of-use asset and depreciated in subsequent periods as a part of depreciation and amortization expenses and as interest expenses. ICL's discount rates used for measuring the lease liability are in the range of 3.4% to 6.4%. The Company does not anticipate any material implications on its ability to satisfy the required financial covenants, as described in Note 15.

IFRIC 23, Uncertainty Over Income Tax Treatments (hereinafter – “IFRIC 23”)

IFRIC 23 clarifies how to apply the recognition and measurement requirements of IAS 12 for uncertainties in income taxes. According to IFRIC 23, when determining the taxable profit (loss), tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments, the entity should assess whether it is probable that the tax authority will accept its tax position. If it is probable that the tax authority will accept the entity’s tax position, the entity will recognize the tax effects on the financial statements according to that tax position. If it is not probable that the tax authority will accept the entity’s tax position, the entity is required to reflect the uncertainty in its accounts. IFRIC 23 also emphasizes the need to provide disclosures of the judgments and assumptions made by the entity regarding uncertain tax positions.

IFRIC 23 is effective for annual reporting periods beginning on or after January 1, 2019. The interpretation includes two alternatives for applying the transitional provisions, so that companies can choose between retrospective application or prospective application as from the first reporting period in which it initially applied the interpretation.

The Company has examined the implications of applying IFRIC 23, and in its opinion the effect on the financial statements will be immaterial.

Indexes and exchange rates

S. Indexes and exchange rates

Balances in or linked to foreign currency are included in the financial statements at the representative exchange rate on the date of the report. Balances linked to the Consumer Price Index (hereinafter – “the CPI”) are included based on the index relating to each linked asset or liability.